RELATED PARTIES - Directors’ and Prescribed Officers’ interests in AngloGold Ashanti Shares (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	205,318	212,688	140,336
Indirect beneficial holding (in shares)	12,213	12,213	16,213
American Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share (in shares)	1
CHESS Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share (in shares)	5
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	34,800	26,800	26,800
Indirect beneficial holding (in shares)	0	0	0
KOF Busia
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	2,000
AM Ferguson
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	5,000
MDC Richter
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	10,300	9,300	9,300
Indirect beneficial holding (in shares)		0	0
AH Garner
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	17,500	17,500	17,500
Indirect beneficial holding (in shares)		0	0
Executive Directors
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	96,639	91,949	59,124
Indirect beneficial holding (in shares)	0	0	0
A Calderon
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	4,690	0	0
Indirect beneficial holding (in shares)	0	0	0
KC Ramon
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	91,949	91,949	59,124
Indirect beneficial holding (in shares)	0	0	0
Prescribed Officers
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	73,879	93,939	54,412
Indirect beneficial holding (in shares)	12,213	12,213	16,213
SD Bailey
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	12,867	8,609	1,190
Indirect beneficial holding (in shares)	0	0	0
GJ Ehm,
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	26,125	50,443	35,058
Indirect beneficial holding (in shares)	12,213	12,213	16,213
L Eybers
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	28,466	28,466	18,164
Indirect beneficial holding (in shares)	0	0	0
S Ntuli
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	6,421	6,421	0
Indirect beneficial holding (in shares)	0	0	0